Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE INVESTMENT TRUST
Entity Central Index Key	0000779991
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000013049
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	EXMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ An out-of-Index allocation to bonds with 15 years (12–17 years) remaining to maturity contributed to Index-relative returns during the period

↑ An overweight exposure and security selection in bonds with 4% coupon rates contributed to performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds contributed to Index-relative returns during the period

↓ An out-of-Index allocation to variable-rate demand notes detracted from performance relative to the Index during the period

↓ Security selection in the education sector detracted from Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/16	$10,000	$10,000	$10,000
4/16	$9,725	$10,074	$10,046
5/16	$9,716	$10,101	$10,037
6/16	$9,834	$10,261	$10,122
7/16	$9,854	$10,268	$10,146
8/16	$9,856	$10,282	$10,141
9/16	$9,829	$10,230	$10,110
10/16	$9,782	$10,123	$10,064
11/16	$9,507	$9,745	$9,818
12/16	$9,536	$9,860	$9,876
1/17	$9,593	$9,925	$9,953
2/17	$9,670	$9,994	$10,019
3/17	$9,687	$10,015	$10,027
4/17	$9,753	$10,088	$10,086
5/17	$9,869	$10,248	$10,183
6/17	$9,837	$10,211	$10,149
7/17	$9,904	$10,294	$10,213
8/17	$9,991	$10,372	$10,268
9/17	$9,988	$10,320	$10,214
10/17	$9,956	$10,345	$10,218
11/17	$9,943	$10,289	$10,122
12/17	$9,980	$10,397	$10,176
1/18	$9,987	$10,275	$10,135
2/18	$9,985	$10,244	$10,115
3/18	$10,013	$10,282	$10,119
4/18	$10,001	$10,245	$10,090
5/18	$10,081	$10,362	$10,171
6/18	$10,101	$10,371	$10,199
7/18	$10,131	$10,396	$10,235
8/18	$10,160	$10,423	$10,239
9/18	$10,129	$10,356	$10,190
10/18	$10,097	$10,292	$10,171
11/18	$10,137	$10,406	$10,252
12/18	$10,197	$10,530	$10,348
1/19	$10,257	$10,610	$10,434
2/19	$10,307	$10,667	$10,479
3/19	$10,365	$10,835	$10,559
4/19	$10,394	$10,876	$10,568
5/19	$10,474	$11,026	$10,675
6/19	$10,502	$11,067	$10,722
7/19	$10,550	$11,156	$10,798
8/19	$10,630	$11,332	$10,873
9/19	$10,596	$11,241	$10,794
10/19	$10,623	$11,261	$10,834
11/19	$10,640	$11,289	$10,858
12/19	$10,661	$11,324	$10,889
1/20	$10,760	$11,527	$11,016
2/20	$10,859	$11,676	$11,085
3/20	$10,395	$11,252	$10,823
4/20	$10,222	$11,111	$10,802
5/20	$10,383	$11,465	$11,069
6/20	$10,555	$11,559	$11,113
7/20	$10,685	$11,754	$11,233
8/20	$10,709	$11,699	$11,217
9/20	$10,723	$11,701	$11,229
10/20	$10,715	$11,666	$11,206
11/20	$10,814	$11,842	$11,282
12/20	$10,893	$11,914	$11,321
1/21	$10,991	$11,990	$11,360
2/21	$10,930	$11,799	$11,256
3/21	$10,962	$11,872	$11,298
4/21	$11,017	$11,972	$11,345
5/21	$11,038	$12,008	$11,350
6/21	$11,069	$12,041	$11,356
7/21	$11,132	$12,140	$11,421
8/21	$11,120	$12,096	$11,410
9/21	$11,055	$12,009	$11,358
10/21	$11,032	$11,973	$11,328
11/21	$11,084	$12,075	$11,356
12/21	$11,083	$12,095	$11,370
1/22	$10,910	$11,764	$11,130
2/22	$10,845	$11,722	$11,097
3/22	$10,650	$11,342	$10,859
4/22	$10,500	$11,028	$10,691
5/22	$10,567	$11,192	$10,837
6/22	$10,506	$11,008	$10,798
7/22	$10,628	$11,299	$10,985
8/22	$10,514	$11,052	$10,821
9/22	$10,336	$10,627	$10,554
10/22	$10,311	$10,539	$10,532
11/22	$10,494	$11,032	$10,813
12/22	$10,515	$11,064	$10,857
1/23	$10,667	$11,381	$11,059
2/23	$10,559	$11,124	$10,868
3/23	$10,669	$11,371	$11,056
4/23	$10,670	$11,345	$11,015
5/23	$10,638	$11,247	$10,925
6/23	$10,685	$11,359	$10,996
7/23	$10,721	$11,404	$11,031
8/23	$10,658	$11,240	$10,958
9/23	$10,573	$10,911	$10,782
10/23	$10,544	$10,818	$10,766
11/23	$10,839	$11,504	$11,159
12/23	$10,967	$11,772	$11,326
1/24	$10,994	$11,712	$11,291
2/24	$11,022	$11,727	$11,299
3/24	$11,050	$11,726	$11,285
4/24	$11,009	$11,581	$11,197
5/24	$11,025	$11,547	$11,133
6/24	$11,133	$11,724	$11,250
7/24	$11,229	$11,831	$11,354
8/24	$11,326	$11,924	$11,479
9/24	$11,412	$12,042	$11,556
10/24	$11,337	$11,867	$11,437
11/24	$11,435	$12,072	$11,535
12/24	$11,395	$11,896	$11,455
1/25	$11,447	$11,956	$11,531
2/25	$11,546	$12,074	$11,629
3/25	$11,446	$11,869	$11,547
4/25	$11,419	$11,774	$11,486
5/25	$11,436	$11,781	$11,581
6/25	$11,525	$11,855	$11,678
7/25	$11,532	$11,831	$11,751
8/25	$11,632	$11,934	$11,843
9/25	$11,783	$12,210	$11,937
10/25	$11,872	$12,361	$11,968
11/25	$11,913	$12,390	$11,995
12/25	$11,942	$12,401	$12,029
1/26	$12,030	$12,517	$12,143
2/26	$12,156	$12,673	$12,249
3/26	$11,930	$12,379	$12,012

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	4.25%	1.71%	2.12%
Class A with 3.25% Maximum Sales Charge	0.85%	1.03%	1.78%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	4.03%	1.23%	1.85%
Footnote	Description
Footnote[1]	Performance prior to November 14, 2016 reflects the Fund's performance under its former investment objective and principal investment strategies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 831,411,516
Holdings Count | Holding	613
Advisory Fees Paid, Amount	$ 3,148,750
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$831,411,516
# of Portfolio Holdings	613
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$3,148,750

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.3%
Senior Living/Life Care	4.0%
Water and Sewer	5.4%
Lease Rev./Cert. of Participation	5.6%
Hospital	6.2%
Other Revenue	7.4%
Special Tax Revenue	8.4%
Industrial Development Revenue	8.8%
Transportation	8.8%
Education	9.1%
Housing	9.7%
General Obligations	23.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.1%
B	0.2%
BB	6.8%
BBB	6.1%
A	22.3%
AA	47.3%
AAA	12.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013051
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	EZMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	1.41%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↓ An out-of-Index allocation to variable-rate demand notes detracted from performance relative to the Index during the period

↓ Security selection in the education sector detracted from Fund performance relative to the Index during the period

↑ An out-of-Index allocation to bonds with 15 years (12–17 years) remaining to maturity contributed to Index-relative returns during the period

↑ An overweight exposure and security selection in bonds with 4% coupon rates contributed to performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds contributed to Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/16	$10,000	$10,000	$10,000
4/16	$10,046	$10,074	$10,046
5/16	$10,030	$10,101	$10,037
6/16	$10,139	$10,261	$10,122
7/16	$10,154	$10,268	$10,146
8/16	$10,159	$10,282	$10,141
9/16	$10,122	$10,230	$10,110
10/16	$10,054	$10,123	$10,064
11/16	$9,772	$9,745	$9,818
12/16	$9,797	$9,860	$9,876
1/17	$9,851	$9,925	$9,953
2/17	$9,917	$9,994	$10,019
3/17	$9,927	$10,015	$10,027
4/17	$9,991	$10,088	$10,086
5/17	$10,098	$10,248	$10,183
6/17	$10,067	$10,211	$10,149
7/17	$10,132	$10,294	$10,213
8/17	$10,206	$10,372	$10,268
9/17	$10,207	$10,320	$10,214
10/17	$10,165	$10,345	$10,218
11/17	$10,144	$10,289	$10,122
12/17	$10,176	$10,397	$10,176
1/18	$10,177	$10,275	$10,135
2/18	$10,168	$10,244	$10,115
3/18	$10,190	$10,282	$10,119
4/18	$10,171	$10,245	$10,090
5/18	$10,237	$10,362	$10,171
6/18	$10,262	$10,371	$10,199
7/18	$10,286	$10,396	$10,235
8/18	$10,299	$10,423	$10,239
9/18	$10,269	$10,356	$10,190
10/18	$10,228	$10,292	$10,171
11/18	$10,264	$10,406	$10,252
12/18	$10,320	$10,530	$10,348
1/19	$10,376	$10,610	$10,434
2/19	$10,411	$10,667	$10,479
3/19	$10,475	$10,835	$10,559
4/19	$10,487	$10,876	$10,568
5/19	$10,564	$11,026	$10,675
6/19	$10,598	$11,067	$10,722
7/19	$10,630	$11,156	$10,798
8/19	$10,695	$11,332	$10,873
9/19	$10,663	$11,241	$10,794
10/19	$10,684	$11,261	$10,834
11/19	$10,694	$11,289	$10,858
12/19	$10,709	$11,324	$10,889
1/20	$10,805	$11,527	$11,016
2/20	$10,891	$11,676	$11,085
3/20	$10,419	$11,252	$10,823
4/20	$10,242	$11,111	$10,802
5/20	$10,393	$11,465	$11,069
6/20	$10,566	$11,559	$11,113
7/20	$10,683	$11,754	$11,233
8/20	$10,700	$11,699	$11,217
9/20	$10,707	$11,701	$11,229
10/20	$10,703	$11,666	$11,206
11/20	$10,788	$11,842	$11,282
12/20	$10,852	$11,914	$11,321
1/21	$10,957	$11,990	$11,360
2/21	$10,886	$11,799	$11,256
3/21	$10,913	$11,872	$11,298
4/21	$10,951	$11,972	$11,345
5/21	$10,977	$12,008	$11,350
6/21	$11,002	$12,041	$11,356
7/21	$11,049	$12,140	$11,421
8/21	$11,029	$12,096	$11,410
9/21	$10,965	$12,009	$11,358
10/21	$10,934	$11,973	$11,328
11/21	$10,970	$12,075	$11,356
12/21	$10,962	$12,095	$11,370
1/22	$10,786	$11,764	$11,130
2/22	$10,723	$11,722	$11,097
3/22	$10,526	$11,342	$10,859
4/22	$10,365	$11,028	$10,691
5/22	$10,427	$11,192	$10,837
6/22	$10,357	$11,008	$10,798
7/22	$10,476	$11,299	$10,985
8/22	$10,351	$11,052	$10,821
9/22	$10,172	$10,627	$10,554
10/22	$10,138	$10,539	$10,532
11/22	$10,319	$11,032	$10,813
12/22	$10,333	$11,064	$10,857
1/23	$10,471	$11,381	$11,059
2/23	$10,353	$11,124	$10,868
3/23	$10,458	$11,371	$11,056
4/23	$10,463	$11,345	$11,015
5/23	$10,411	$11,247	$10,925
6/23	$10,463	$11,359	$10,996
7/23	$10,481	$11,404	$11,031
8/23	$10,420	$11,240	$10,958
9/23	$10,326	$10,911	$10,782
10/23	$10,288	$10,818	$10,766
11/23	$10,570	$11,504	$11,159
12/23	$10,693	$11,772	$11,326
1/24	$10,712	$11,712	$11,291
2/24	$10,733	$11,727	$11,299
3/24	$10,753	$11,726	$11,285
4/24	$10,716	$11,581	$11,197
5/24	$10,713	$11,547	$11,133
6/24	$10,814	$11,724	$11,250
7/24	$10,903	$11,831	$11,354
8/24	$10,994	$11,924	$11,479
9/24	$11,061	$12,042	$11,556
10/24	$10,977	$11,867	$11,437
11/24	$11,080	$12,072	$11,535
12/24	$11,019	$11,896	$11,455
1/25	$11,064	$11,956	$11,531
2/25	$11,156	$12,074	$11,629
3/25	$11,047	$11,869	$11,547
4/25	$11,023	$11,774	$11,486
5/25	$11,032	$11,781	$11,581
6/25	$11,114	$11,855	$11,678
7/25	$11,112	$11,831	$11,751
8/25	$11,193	$11,934	$11,843
9/25	$11,336	$12,210	$11,937
10/25	$11,417	$12,361	$11,968
11/25	$11,438	$12,390	$11,995
12/25	$11,471	$12,401	$12,029
1/26	$11,538	$12,517	$12,143
2/26	$11,657	$12,673	$12,249
3/26	$11,448	$12,379	$12,012

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	3.63%	0.96%	1.36%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	2.63%	0.96%	1.36%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	4.03%	1.23%	1.85%
Footnote	Description
Footnote[1]	Performance prior to November 14, 2016 reflects the Fund's performance under its former investment objective and principal investment strategies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 831,411,516
Holdings Count | Holding	613
Advisory Fees Paid, Amount	$ 3,148,750
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$831,411,516
# of Portfolio Holdings	613
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$3,148,750

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.3%
Senior Living/Life Care	4.0%
Water and Sewer	5.4%
Lease Rev./Cert. of Participation	5.6%
Hospital	6.2%
Other Revenue	7.4%
Special Tax Revenue	8.4%
Industrial Development Revenue	8.8%
Transportation	8.8%
Education	9.1%
Housing	9.7%
General Obligations	23.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.1%
B	0.2%
BB	6.8%
BBB	6.1%
A	22.3%
AA	47.3%
AAA	12.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000091010
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	EMAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ An out-of-Index allocation to bonds with 15 years (12–17 years) remaining to maturity contributed to Index-relative returns during the period

↑ An overweight exposure and security selection in bonds with 4% coupon rates contributed to performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds contributed to Index-relative returns during the period

↓ An out-of-Index allocation to variable-rate demand notes detracted from performance relative to the Index during the period

↓ Security selection in the education sector detracted from Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/16	$1,000,000	$1,000,000	$1,000,000
4/16	$1,005,247	$1,007,353	$1,004,632
5/16	$1,004,516	$1,010,078	$1,003,716
6/16	$1,016,776	$1,026,147	$1,012,168
7/16	$1,019,049	$1,026,773	$1,014,645
8/16	$1,019,361	$1,028,159	$1,014,071
9/16	$1,016,669	$1,023,027	$1,011,021
10/16	$1,011,907	$1,012,295	$1,006,401
11/16	$983,427	$974,541	$981,835
12/16	$986,567	$985,982	$987,588
1/17	$992,682	$992,482	$995,316
2/17	$1,000,743	$999,374	$1,001,862
3/17	$1,002,636	$1,001,543	$1,002,690
4/17	$1,009,558	$1,008,810	$1,008,643
5/17	$1,021,708	$1,024,821	$1,018,291
6/17	$1,018,556	$1,021,145	$1,014,860
7/17	$1,025,599	$1,029,407	$1,021,334
8/17	$1,034,729	$1,037,241	$1,026,780
9/17	$1,034,560	$1,031,967	$1,021,448
10/17	$1,031,351	$1,034,486	$1,021,798
11/17	$1,030,106	$1,028,947	$1,012,188
12/17	$1,035,102	$1,039,702	$1,017,558
1/18	$1,034,955	$1,027,461	$1,013,515
2/18	$1,034,913	$1,024,391	$1,011,531
3/18	$1,037,878	$1,028,172	$1,011,881
4/18	$1,037,858	$1,024,503	$1,008,966
5/18	$1,045,214	$1,036,235	$1,017,113
6/18	$1,047,470	$1,037,119	$1,019,934
7/18	$1,050,668	$1,039,636	$1,023,527
8/18	$1,053,830	$1,042,306	$1,023,917
9/18	$1,050,669	$1,035,558	$1,019,041
10/18	$1,047,515	$1,029,181	$1,017,100
11/18	$1,052,883	$1,040,572	$1,025,233
12/18	$1,059,283	$1,053,031	$1,034,750
1/19	$1,065,632	$1,060,991	$1,043,351
2/19	$1,069,852	$1,066,672	$1,047,932
3/19	$1,077,046	$1,083,534	$1,055,883
4/19	$1,079,164	$1,087,606	$1,056,794
5/19	$1,087,607	$1,102,600	$1,067,511
6/19	$1,091,778	$1,106,671	$1,072,174
7/19	$1,096,903	$1,115,590	$1,079,814
8/19	$1,104,232	$1,133,187	$1,087,335
9/19	$1,101,881	$1,124,103	$1,079,385
10/19	$1,103,795	$1,126,118	$1,083,353
11/19	$1,105,630	$1,128,934	$1,085,782
12/19	$1,108,043	$1,132,381	$1,088,905
1/20	$1,119,515	$1,152,726	$1,101,648
2/20	$1,128,890	$1,167,591	$1,108,536
3/20	$1,080,735	$1,125,239	$1,082,276
4/20	$1,062,866	$1,111,117	$1,080,173
5/20	$1,079,812	$1,146,463	$1,106,921
6/20	$1,098,954	$1,155,899	$1,111,287
7/20	$1,111,490	$1,175,367	$1,123,260
8/20	$1,114,114	$1,169,852	$1,121,689
9/20	$1,116,751	$1,170,100	$1,122,883
10/20	$1,116,080	$1,166,586	$1,120,606
11/20	$1,126,540	$1,184,190	$1,128,196
12/20	$1,133,847	$1,191,404	$1,132,129
1/21	$1,145,260	$1,198,996	$1,136,017
2/21	$1,139,019	$1,179,946	$1,125,574
3/21	$1,142,567	$1,187,223	$1,129,765
4/21	$1,147,248	$1,197,181	$1,134,506
5/21	$1,150,701	$1,200,753	$1,135,029
6/21	$1,154,149	$1,204,050	$1,135,564
7/21	$1,159,741	$1,214,036	$1,142,097
8/21	$1,158,618	$1,209,580	$1,140,997
9/21	$1,153,057	$1,200,851	$1,135,808
10/21	$1,149,699	$1,197,340	$1,132,822
11/21	$1,155,324	$1,207,533	$1,135,592
12/21	$1,155,361	$1,209,481	$1,136,974
1/22	$1,137,397	$1,176,374	$1,113,019
2/22	$1,131,874	$1,172,159	$1,109,718
3/22	$1,111,716	$1,134,161	$1,085,939
4/22	$1,096,244	$1,102,791	$1,069,130
5/22	$1,102,225	$1,119,173	$1,083,705
6/22	$1,096,005	$1,100,843	$1,079,753
7/22	$1,110,032	$1,129,929	$1,098,498
8/22	$1,098,274	$1,105,165	$1,082,128
9/22	$1,079,786	$1,062,748	$1,055,411
10/22	$1,077,282	$1,053,910	$1,053,214
11/22	$1,096,547	$1,103,205	$1,081,252
12/22	$1,098,888	$1,106,363	$1,085,652
1/23	$1,114,946	$1,138,144	$1,105,909
2/23	$1,102,584	$1,112,408	$1,086,813
3/23	$1,115,384	$1,137,090	$1,105,636
4/23	$1,115,609	$1,134,492	$1,101,463
5/23	$1,111,272	$1,124,661	$1,092,477
6/23	$1,117,439	$1,135,927	$1,099,632
7/23	$1,120,275	$1,140,421	$1,103,118
8/23	$1,114,958	$1,124,003	$1,095,844
9/23	$1,106,171	$1,091,060	$1,078,192
10/23	$1,102,104	$1,081,775	$1,076,557
11/23	$1,133,109	$1,150,447	$1,115,915
12/23	$1,147,821	$1,177,186	$1,132,596
1/24	$1,150,824	$1,171,174	$1,129,108
2/24	$1,152,697	$1,172,678	$1,129,913
3/24	$1,155,711	$1,172,641	$1,128,509
4/24	$1,152,831	$1,158,118	$1,119,743
5/24	$1,153,471	$1,154,721	$1,113,301
6/24	$1,166,031	$1,172,420	$1,124,997
7/24	$1,176,264	$1,183,106	$1,135,377
8/24	$1,186,583	$1,192,437	$1,147,923
9/24	$1,195,747	$1,204,223	$1,155,632
10/24	$1,186,862	$1,186,664	$1,143,716
11/24	$1,198,465	$1,207,162	$1,153,513
12/24	$1,193,170	$1,189,588	$1,145,458
1/25	$1,198,813	$1,195,550	$1,153,055
2/25	$1,209,310	$1,207,404	$1,162,920
3/25	$1,199,002	$1,186,941	$1,154,687
4/25	$1,196,266	$1,177,379	$1,148,632
5/25	$1,199,487	$1,178,135	$1,158,091
6/25	$1,207,732	$1,185,469	$1,167,846
7/25	$1,209,824	$1,183,075	$1,175,066
8/25	$1,219,260	$1,193,358	$1,184,329
9/25	$1,236,487	$1,220,994	$1,193,683
10/25	$1,244,678	$1,236,137	$1,196,848
11/25	$1,249,141	$1,238,973	$1,199,546
12/25	$1,252,388	$1,240,088	$1,202,886
1/26	$1,261,761	$1,251,726	$1,214,328
2/26	$1,275,118	$1,267,326	$1,224,876
3/26	$1,253,054	$1,237,891	$1,201,211

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	4.51%	1.86%	2.28%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	4.03%	1.23%	1.85%
Footnote	Description
Footnote[1]	Performance prior to November 14, 2016 reflects the Fund's performance under its former investment objective and principal investment strategies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 831,411,516
Holdings Count | Holding	613
Advisory Fees Paid, Amount	$ 3,148,750
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$831,411,516
# of Portfolio Holdings	613
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$3,148,750

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.3%
Senior Living/Life Care	4.0%
Water and Sewer	5.4%
Lease Rev./Cert. of Participation	5.6%
Hospital	6.2%
Other Revenue	7.4%
Special Tax Revenue	8.4%
Industrial Development Revenue	8.8%
Transportation	8.8%
Education	9.1%
Housing	9.7%
General Obligations	23.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.1%
B	0.2%
BB	6.8%
BBB	6.1%
A	22.3%
AA	47.3%
AAA	12.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013052
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Limited Maturity Municipal Income Fund
Class Name	Class A
Trading Symbol	EXNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↓ An out-of-Index allocation to variable-rate demand notes detracted from performance relative to the Index during the period

↓ Security selection within the water and sewer sector detracted from Fund performance relative to the Index during the period

↓ Security selection in bonds subject to alternative minimum tax detracted from Fund performance relative to the Index during the period

↑  An out-of-Index allocation to bonds with 15 years (12–17 years) remaining to maturity contributed to Index-relative returns during the period

↑ An overweight exposure and security selection in bonds with 4% coupon rates contributed to performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds contributed to Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/16	$10,000	$10,000	$10,000
4/16	$9,736	$10,074	$10,046
5/16	$9,729	$10,101	$10,037
6/16	$9,838	$10,261	$10,122
7/16	$9,852	$10,268	$10,146
8/16	$9,845	$10,282	$10,141
9/16	$9,810	$10,230	$10,110
10/16	$9,745	$10,123	$10,064
11/16	$9,449	$9,745	$9,818
12/16	$9,501	$9,860	$9,876
1/17	$9,562	$9,925	$9,953
2/17	$9,625	$9,994	$10,019
3/17	$9,647	$10,015	$10,027
4/17	$9,719	$10,088	$10,086
5/17	$9,830	$10,248	$10,183
6/17	$9,793	$10,211	$10,149
7/17	$9,865	$10,294	$10,213
8/17	$9,927	$10,372	$10,268
9/17	$9,881	$10,320	$10,214
10/17	$9,883	$10,345	$10,218
11/17	$9,806	$10,289	$10,122
12/17	$9,859	$10,397	$10,176
1/18	$9,811	$10,275	$10,135
2/18	$9,794	$10,244	$10,115
3/18	$9,797	$10,282	$10,119
4/18	$9,769	$10,245	$10,090
5/18	$9,842	$10,362	$10,171
6/18	$9,864	$10,371	$10,199
7/18	$9,887	$10,396	$10,235
8/18	$9,889	$10,423	$10,239
9/18	$9,852	$10,356	$10,190
10/18	$9,813	$10,292	$10,171
11/18	$9,878	$10,406	$10,252
12/18	$9,952	$10,530	$10,348
1/19	$10,027	$10,610	$10,434
2/19	$10,071	$10,667	$10,479
3/19	$10,135	$10,835	$10,559
4/19	$10,148	$10,876	$10,568
5/19	$10,233	$11,026	$10,675
6/19	$10,276	$11,067	$10,722
7/19	$10,339	$11,156	$10,798
8/19	$10,424	$11,332	$10,873
9/19	$10,362	$11,241	$10,794
10/19	$10,383	$11,261	$10,834
11/19	$10,406	$11,289	$10,858
12/19	$10,429	$11,324	$10,889
1/20	$10,545	$11,527	$11,016
2/20	$10,631	$11,676	$11,085
3/20	$10,304	$11,252	$10,823
4/20	$10,199	$11,111	$10,802
5/20	$10,391	$11,465	$11,069
6/20	$10,509	$11,559	$11,113
7/20	$10,616	$11,754	$11,233
8/20	$10,615	$11,699	$11,217
9/20	$10,624	$11,701	$11,229
10/20	$10,622	$11,666	$11,206
11/20	$10,695	$11,842	$11,282
12/20	$10,768	$11,914	$11,321
1/21	$10,828	$11,990	$11,360
2/21	$10,748	$11,799	$11,256
3/21	$10,764	$11,872	$11,298
4/21	$10,801	$11,972	$11,345
5/21	$10,827	$12,008	$11,350
6/21	$10,841	$12,041	$11,356
7/21	$10,887	$12,140	$11,421
8/21	$10,867	$12,096	$11,410
9/21	$10,827	$12,009	$11,358
10/21	$10,796	$11,973	$11,328
11/21	$10,831	$12,075	$11,356
12/21	$10,832	$12,095	$11,370
1/22	$10,668	$11,764	$11,130
2/22	$10,627	$11,722	$11,097
3/22	$10,453	$11,342	$10,859
4/22	$10,325	$11,028	$10,691
5/22	$10,395	$11,192	$10,837
6/22	$10,356	$11,008	$10,798
7/22	$10,473	$11,299	$10,985
8/22	$10,346	$11,052	$10,821
9/22	$10,200	$10,627	$10,554
10/22	$10,179	$10,539	$10,532
11/22	$10,358	$11,032	$10,813
12/22	$10,382	$11,064	$10,857
1/23	$10,529	$11,381	$11,059
2/23	$10,407	$11,124	$10,868
3/23	$10,534	$11,371	$11,056
4/23	$10,525	$11,345	$11,015
5/23	$10,482	$11,247	$10,925
6/23	$10,531	$11,359	$10,996
7/23	$10,558	$11,404	$11,031
8/23	$10,528	$11,240	$10,958
9/23	$10,418	$10,911	$10,782
10/23	$10,388	$10,818	$10,766
11/23	$10,681	$11,504	$11,159
12/23	$10,802	$11,772	$11,326
1/24	$10,807	$11,712	$11,291
2/24	$10,836	$11,727	$11,299
3/24	$10,854	$11,726	$11,285
4/24	$10,813	$11,581	$11,197
5/24	$10,808	$11,547	$11,133
6/24	$10,910	$11,724	$11,250
7/24	$10,988	$11,831	$11,354
8/24	$11,065	$11,924	$11,479
9/24	$11,132	$12,042	$11,556
10/24	$11,055	$11,867	$11,437
11/24	$11,157	$12,072	$11,535
12/24	$11,104	$11,896	$11,455
1/25	$11,156	$11,956	$11,531
2/25	$11,232	$12,074	$11,629
3/25	$11,140	$11,869	$11,547
4/25	$11,098	$11,774	$11,486
5/25	$11,127	$11,781	$11,581
6/25	$11,205	$11,855	$11,678
7/25	$11,222	$11,831	$11,751
8/25	$11,300	$11,934	$11,843
9/25	$11,446	$12,210	$11,937
10/25	$11,514	$12,361	$11,968
11/25	$11,544	$12,390	$11,995
12/25	$11,562	$12,401	$12,029
1/26	$11,652	$12,517	$12,143
2/26	$11,756	$12,673	$12,249
3/26	$11,562	$12,379	$12,012

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	3.78%	1.44%	1.80%
Class A with 3.25% Maximum Sales Charge	0.42%	0.78%	1.46%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	4.03%	1.23%	1.85%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 469,610,527
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 2,026,322
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$469,610,527
# of Portfolio Holdings	264
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$2,026,322

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.4%
Electric Utilities	4.5%
Lease Rev./Cert. of Participation	5.0%
Industrial Development Revenue	5.5%
Hospital	6.0%
Education	6.7%
Special Tax Revenue	7.5%
Water and Sewer	8.5%
Other Revenue	9.1%
Housing	9.1%
General Obligations	15.9%
Transportation	17.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.5%
B	0.3%
BB	2.4%
BBB	2.5%
A	22.7%
AA	56.1%
AAA	11.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013054
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Limited Maturity Municipal Income Fund
Class Name	Class C
Trading Symbol	EZNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.45%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↓ An out-of-Index allocation to variable-rate demand notes detracted from performance relative to the Index during the period

↓ Security selection within the water and sewer sector detracted from Fund performance relative to the Index during the period

↓ Security selection in bonds subject to alternative minimum tax detracted from Fund performance relative to the Index during the period

↑  An out-of-Index allocation to bonds with 15 years (12–17 years) remaining to maturity contributed to Index-relative returns during the period

↑ An overweight exposure and security selection in bonds with 4% coupon rates contributed to performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds contributed to Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/16	$10,000	$10,000	$10,000
4/16	$10,049	$10,074	$10,046
5/16	$10,044	$10,101	$10,037
6/16	$10,146	$10,261	$10,122
7/16	$10,152	$10,268	$10,146
8/16	$10,148	$10,282	$10,141
9/16	$10,101	$10,230	$10,110
10/16	$10,033	$10,123	$10,064
11/16	$9,722	$9,745	$9,818
12/16	$9,771	$9,860	$9,876
1/17	$9,831	$9,925	$9,953
2/17	$9,881	$9,994	$10,019
3/17	$9,898	$10,015	$10,027
4/17	$9,969	$10,088	$10,086
5/17	$10,071	$10,248	$10,183
6/17	$10,034	$10,211	$10,149
7/17	$10,094	$10,294	$10,213
8/17	$10,154	$10,372	$10,268
9/17	$10,096	$10,320	$10,214
10/17	$10,090	$10,345	$10,218
11/17	$10,009	$10,289	$10,122
12/17	$10,048	$10,397	$10,176
1/18	$9,999	$10,275	$10,135
2/18	$9,973	$10,244	$10,115
3/18	$9,968	$10,282	$10,119
4/18	$9,941	$10,245	$10,090
5/18	$10,001	$10,362	$10,171
6/18	$10,018	$10,371	$10,199
7/18	$10,046	$10,396	$10,235
8/18	$10,040	$10,423	$10,239
9/18	$9,992	$10,356	$10,190
10/18	$9,954	$10,292	$10,171
11/18	$10,004	$10,406	$10,252
12/18	$10,077	$10,530	$10,348
1/19	$10,149	$10,610	$10,434
2/19	$10,179	$10,667	$10,479
3/19	$10,240	$10,835	$10,559
4/19	$10,245	$10,876	$10,568
5/19	$10,329	$11,026	$10,675
6/19	$10,367	$11,067	$10,722
7/19	$10,428	$11,156	$10,798
8/19	$10,499	$11,332	$10,873
9/19	$10,436	$11,241	$10,794
10/19	$10,451	$11,261	$10,834
11/19	$10,467	$11,289	$10,858
12/19	$10,484	$11,324	$10,889
1/20	$10,589	$11,527	$11,016
2/20	$10,673	$11,676	$11,085
3/20	$10,337	$11,252	$10,823
4/20	$10,229	$11,111	$10,802
5/20	$10,415	$11,465	$11,069
6/20	$10,521	$11,559	$11,113
7/20	$10,627	$11,754	$11,233
8/20	$10,618	$11,699	$11,217
9/20	$10,621	$11,701	$11,229
10/20	$10,610	$11,666	$11,206
11/20	$10,680	$11,842	$11,282
12/20	$10,737	$11,914	$11,321
1/21	$10,794	$11,990	$11,360
2/21	$10,713	$11,799	$11,256
3/21	$10,710	$11,872	$11,298
4/21	$10,754	$11,972	$11,345
5/21	$10,773	$12,008	$11,350
6/21	$10,769	$12,041	$11,356
7/21	$10,821	$12,140	$11,421
8/21	$10,793	$12,096	$11,410
9/21	$10,742	$12,009	$11,358
10/21	$10,713	$11,973	$11,328
11/21	$10,731	$12,075	$11,356
12/21	$10,726	$12,095	$11,370
1/22	$10,557	$11,764	$11,130
2/22	$10,506	$11,722	$11,097
3/22	$10,338	$11,342	$10,859
4/22	$10,196	$11,028	$10,691
5/22	$10,262	$11,192	$10,837
6/22	$10,214	$11,008	$10,798
7/22	$10,329	$11,299	$10,985
8/22	$10,200	$11,052	$10,821
9/22	$10,039	$10,627	$10,554
10/22	$10,021	$10,539	$10,532
11/22	$10,189	$11,032	$10,813
12/22	$10,206	$11,064	$10,857
1/23	$10,340	$11,381	$11,059
2/23	$10,217	$11,124	$10,868
3/23	$10,330	$11,371	$11,056
4/23	$10,312	$11,345	$11,015
5/23	$10,271	$11,247	$10,925
6/23	$10,314	$11,359	$10,996
7/23	$10,335	$11,404	$11,031
8/23	$10,294	$11,240	$10,958
9/23	$10,184	$10,911	$10,782
10/23	$10,157	$10,818	$10,766
11/23	$10,417	$11,504	$11,159
12/23	$10,535	$11,772	$11,326
1/24	$10,544	$11,712	$11,291
2/24	$10,554	$11,727	$11,299
3/24	$10,563	$11,726	$11,285
4/24	$10,525	$11,581	$11,197
5/24	$10,510	$11,547	$11,133
6/24	$10,608	$11,724	$11,250
7/24	$10,668	$11,831	$11,354
8/24	$10,739	$11,924	$11,479
9/24	$10,799	$12,042	$11,556
10/24	$10,724	$11,867	$11,437
11/24	$10,820	$12,072	$11,535
12/24	$10,756	$11,896	$11,455
1/25	$10,789	$11,956	$11,531
2/25	$10,860	$12,074	$11,629
3/25	$10,768	$11,869	$11,547
4/25	$10,717	$11,774	$11,486
5/25	$10,738	$11,781	$11,581
6/25	$10,810	$11,855	$11,678
7/25	$10,819	$11,831	$11,751
8/25	$10,890	$11,934	$11,843
9/25	$11,018	$12,210	$11,937
10/25	$11,079	$12,361	$11,968
11/25	$11,101	$12,390	$11,995
12/25	$11,110	$12,401	$12,029
1/26	$11,181	$12,517	$12,143
2/26	$11,279	$12,673	$12,249
3/26	$11,096	$12,379	$12,012

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	3.04%	0.71%	1.05%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	2.04%	0.71%	1.05%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	4.03%	1.23%	1.85%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 469,610,527
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 2,026,322
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$469,610,527
# of Portfolio Holdings	264
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$2,026,322

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.4%
Electric Utilities	4.5%
Lease Rev./Cert. of Participation	5.0%
Industrial Development Revenue	5.5%
Hospital	6.0%
Education	6.7%
Special Tax Revenue	7.5%
Water and Sewer	8.5%
Other Revenue	9.1%
Housing	9.1%
General Obligations	15.9%
Transportation	17.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.5%
B	0.3%
BB	2.4%
BBB	2.5%
A	22.7%
AA	56.1%
AAA	11.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081647
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Limited Maturity Municipal Income Fund
Class Name	Class I
Trading Symbol	EINAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↓ An out-of-Index allocation to variable-rate demand notes detracted from performance relative to the Index during the period

↓ Security selection within the water and sewer sector detracted from Fund performance relative to the Index during the period

↓ Security selection in bonds subject to alternative minimum tax detracted from Fund performance relative to the Index during the period

↑  An out-of-Index allocation to bonds with 15 years (12–17 years) remaining to maturity contributed to Index-relative returns during the period

↑ An overweight exposure and security selection in bonds with 4% coupon rates contributed to performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds contributed to Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/16	$1,000,000	$1,000,000	$1,000,000
4/16	$1,005,397	$1,007,353	$1,004,632
5/16	$1,004,881	$1,010,078	$1,003,716
6/16	$1,016,263	$1,026,147	$1,012,168
7/16	$1,017,756	$1,026,773	$1,014,645
8/16	$1,018,219	$1,028,159	$1,014,071
9/16	$1,013,696	$1,023,027	$1,011,021
10/16	$1,007,149	$1,012,295	$1,006,401
11/16	$977,686	$974,541	$981,835
12/16	$983,182	$985,982	$987,588
1/17	$989,644	$992,482	$995,316
2/17	$996,189	$999,374	$1,001,862
3/17	$997,625	$1,001,543	$1,002,690
4/17	$1,005,188	$1,008,810	$1,008,643
5/17	$1,016,757	$1,024,821	$1,018,291
6/17	$1,014,139	$1,021,145	$1,014,860
7/17	$1,020,689	$1,029,407	$1,021,334
8/17	$1,027,238	$1,037,241	$1,026,780
9/17	$1,022,620	$1,031,967	$1,021,448
10/17	$1,022,970	$1,034,486	$1,021,798
11/17	$1,015,106	$1,028,947	$1,012,188
12/17	$1,020,660	$1,039,702	$1,017,558
1/18	$1,015,869	$1,027,461	$1,013,515
2/18	$1,014,237	$1,024,391	$1,011,531
3/18	$1,014,626	$1,028,172	$1,011,881
4/18	$1,011,864	$1,024,503	$1,008,966
5/18	$1,019,526	$1,036,235	$1,017,113
6/18	$1,021,989	$1,037,119	$1,019,934
7/18	$1,024,515	$1,039,636	$1,023,527
8/18	$1,024,872	$1,042,306	$1,023,917
9/18	$1,021,090	$1,035,558	$1,019,041
10/18	$1,018,305	$1,029,181	$1,017,100
11/18	$1,024,036	$1,040,572	$1,025,233
12/18	$1,031,875	$1,053,031	$1,034,750
1/19	$1,039,752	$1,060,991	$1,043,351
2/19	$1,044,499	$1,066,672	$1,047,932
3/19	$1,051,252	$1,083,534	$1,055,883
4/19	$1,052,693	$1,087,606	$1,056,794
5/19	$1,062,699	$1,102,600	$1,067,511
6/19	$1,067,297	$1,106,671	$1,072,174
7/19	$1,072,965	$1,115,590	$1,079,814
8/19	$1,081,841	$1,133,187	$1,087,335
9/19	$1,076,617	$1,124,103	$1,079,385
10/19	$1,079,028	$1,126,118	$1,083,353
11/19	$1,080,403	$1,128,934	$1,085,782
12/19	$1,082,955	$1,132,381	$1,088,905
1/20	$1,095,168	$1,152,726	$1,101,648
2/20	$1,104,189	$1,167,591	$1,108,536
3/20	$1,070,312	$1,125,239	$1,082,276
4/20	$1,060,638	$1,111,117	$1,080,173
5/20	$1,080,822	$1,146,463	$1,106,921
6/20	$1,092,013	$1,155,899	$1,111,287
7/20	$1,104,381	$1,175,367	$1,123,260
8/20	$1,103,353	$1,169,852	$1,121,689
9/20	$1,104,474	$1,170,100	$1,122,883
10/20	$1,104,370	$1,166,586	$1,120,606
11/20	$1,112,104	$1,184,190	$1,128,196
12/20	$1,119,770	$1,191,404	$1,132,129
1/21	$1,126,232	$1,198,996	$1,136,017
2/21	$1,118,056	$1,179,946	$1,125,574
3/21	$1,119,822	$1,187,223	$1,129,765
4/21	$1,124,964	$1,197,181	$1,134,506
5/21	$1,126,640	$1,200,753	$1,135,029
6/21	$1,128,297	$1,204,050	$1,135,564
7/21	$1,134,301	$1,214,036	$1,142,097
8/21	$1,132,421	$1,209,580	$1,140,997
9/21	$1,127,172	$1,200,851	$1,135,808
10/21	$1,125,233	$1,197,340	$1,132,822
11/21	$1,129,012	$1,207,533	$1,135,592
12/21	$1,128,194	$1,209,481	$1,136,974
1/22	$1,111,274	$1,176,374	$1,113,019
2/22	$1,107,136	$1,172,159	$1,109,718
3/22	$1,090,266	$1,134,161	$1,085,939
4/22	$1,075,851	$1,102,791	$1,069,130
5/22	$1,083,326	$1,119,173	$1,083,705
6/22	$1,079,432	$1,100,843	$1,079,753
7/22	$1,091,706	$1,129,929	$1,098,498
8/22	$1,079,828	$1,105,165	$1,082,128
9/22	$1,063,525	$1,062,748	$1,055,411
10/22	$1,062,621	$1,053,910	$1,053,214
11/22	$1,080,315	$1,103,205	$1,081,252
12/22	$1,082,941	$1,106,363	$1,085,652
1/23	$1,098,358	$1,138,144	$1,105,909
2/23	$1,087,013	$1,112,408	$1,086,813
3/23	$1,099,170	$1,137,090	$1,105,636
4/23	$1,098,369	$1,134,492	$1,101,463
5/23	$1,095,198	$1,124,661	$1,092,477
6/23	$1,100,452	$1,135,927	$1,099,632
7/23	$1,102,280	$1,140,421	$1,103,118
8/23	$1,100,410	$1,124,003	$1,095,844
9/23	$1,089,071	$1,091,060	$1,078,192
10/23	$1,086,117	$1,081,775	$1,076,557
11/23	$1,115,632	$1,150,447	$1,115,915
12/23	$1,128,439	$1,177,186	$1,132,596
1/24	$1,130,324	$1,171,174	$1,129,108
2/24	$1,132,284	$1,172,678	$1,129,913
3/24	$1,134,253	$1,172,641	$1,128,509
4/24	$1,131,386	$1,158,118	$1,119,743
5/24	$1,130,926	$1,154,721	$1,113,301
6/24	$1,140,553	$1,172,420	$1,124,997
7/24	$1,148,818	$1,183,106	$1,135,377
8/24	$1,158,289	$1,192,437	$1,147,923
9/24	$1,165,427	$1,204,223	$1,155,632
10/24	$1,157,568	$1,186,664	$1,143,716
11/24	$1,168,343	$1,207,162	$1,153,513
12/24	$1,161,664	$1,189,588	$1,145,458
1/25	$1,167,256	$1,195,550	$1,153,055
2/25	$1,176,626	$1,207,404	$1,162,920
3/25	$1,167,141	$1,186,941	$1,154,687
4/25	$1,162,937	$1,177,379	$1,148,632
5/25	$1,166,115	$1,178,135	$1,158,091
6/25	$1,173,154	$1,185,469	$1,167,846
7/25	$1,175,108	$1,183,075	$1,175,066
8/25	$1,183,433	$1,193,358	$1,184,329
9/25	$1,198,806	$1,220,994	$1,193,683
10/25	$1,206,148	$1,236,137	$1,196,848
11/25	$1,209,421	$1,238,973	$1,199,546
12/25	$1,212,722	$1,240,088	$1,202,886
1/26	$1,220,998	$1,251,726	$1,214,328
2/26	$1,232,026	$1,267,326	$1,224,876
3/26	$1,213,088	$1,237,891	$1,201,211

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	3.94%	1.61%	1.95%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	4.03%	1.23%	1.85%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 469,610,527
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 2,026,322
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$469,610,527
# of Portfolio Holdings	264
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$2,026,322

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.4%
Electric Utilities	4.5%
Lease Rev./Cert. of Participation	5.0%
Industrial Development Revenue	5.5%
Hospital	6.0%
Education	6.7%
Special Tax Revenue	7.5%
Water and Sewer	8.5%
Other Revenue	9.1%
Housing	9.1%
General Obligations	15.9%
Transportation	17.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.5%
B	0.3%
BB	2.4%
BBB	2.5%
A	22.7%
AA	56.1%
AAA	11.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000225142
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Ultra-Short Municipal Income Fund
Class Name	Advisers Class
Trading Symbol	EAMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1 Year Municipal Bond Index (the Index):

↓ Security selection in the electric utilities sector detracted from Fund performance relative to the Index during the period

↓ Security selection in the special tax sector detracted from Fund returns relative to the Index during the period

↓ An out-of-Index allocation to variable-rate demand notes detracted from performance relative to the Index during the period

↑ An out-of-Index allocation in the 3-year (2–4) maturity range contributed to performance relative to the Index during the period

↑ An overweight exposure and security selection in bonds with coupon rates between 0.01% and 3.99% contributed to Index-relative returns during the period

↑ An allocation to floating-rate notes contributed to performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Advisers Class	Bloomberg Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
3/16	$10,000	$10,000	$10,000
4/16	$10,018	$10,074	$10,011
5/16	$10,015	$10,101	$10,016
6/16	$10,042	$10,261	$10,034
7/16	$10,058	$10,268	$10,051
8/16	$10,043	$10,282	$10,036
9/16	$10,040	$10,230	$10,015
10/16	$10,057	$10,123	$10,022
11/16	$10,040	$9,745	$9,978
12/16	$10,045	$9,860	$9,998
1/17	$10,050	$9,925	$10,034
2/17	$10,066	$9,994	$10,067
3/17	$10,071	$10,015	$10,067
4/17	$10,078	$10,088	$10,083
5/17	$10,095	$10,248	$10,102
6/17	$10,101	$10,211	$10,093
7/17	$10,118	$10,294	$10,118
8/17	$10,125	$10,372	$10,140
9/17	$10,131	$10,320	$10,128
10/17	$10,149	$10,345	$10,129
11/17	$10,135	$10,289	$10,084
12/17	$10,155	$10,397	$10,090
1/18	$10,176	$10,275	$10,118
2/18	$10,194	$10,244	$10,136
3/18	$10,194	$10,282	$10,128
4/18	$10,206	$10,245	$10,119
5/18	$10,228	$10,362	$10,152
6/18	$10,239	$10,371	$10,188
7/18	$10,260	$10,396	$10,209
8/18	$10,262	$10,423	$10,206
9/18	$10,274	$10,356	$10,186
10/18	$10,277	$10,292	$10,195
11/18	$10,291	$10,406	$10,227
12/18	$10,305	$10,530	$10,265
1/19	$10,319	$10,610	$10,297
2/19	$10,332	$10,667	$10,321
3/19	$10,346	$10,835	$10,349
4/19	$10,360	$10,876	$10,357
5/19	$10,375	$11,026	$10,395
6/19	$10,389	$11,067	$10,427
7/19	$10,412	$11,156	$10,462
8/19	$10,425	$11,332	$10,476
9/19	$10,436	$11,241	$10,454
10/19	$10,448	$11,261	$10,484
11/19	$10,457	$11,289	$10,503
12/19	$10,478	$11,324	$10,518
1/20	$10,487	$11,527	$10,555
2/20	$10,496	$11,676	$10,577
3/20	$10,461	$11,252	$10,524
4/20	$10,329	$11,111	$10,548
5/20	$10,331	$11,465	$10,652
6/20	$10,386	$11,559	$10,652
7/20	$10,388	$11,754	$10,679
8/20	$10,421	$11,699	$10,681
9/20	$10,444	$11,701	$10,689
10/20	$10,434	$11,666	$10,680
11/20	$10,468	$11,842	$10,694
12/20	$10,480	$11,914	$10,703
1/21	$10,502	$11,990	$10,721
2/21	$10,514	$11,799	$10,717
3/21	$10,526	$11,872	$10,725
4/21	$10,526	$11,972	$10,732
5/21	$10,526	$12,008	$10,737
6/21	$10,526	$12,041	$10,736
7/21	$10,526	$12,140	$10,750
8/21	$10,526	$12,096	$10,747
9/21	$10,526	$12,009	$10,736
10/21	$10,526	$11,973	$10,734
11/21	$10,536	$12,075	$10,737
12/21	$10,526	$12,095	$10,736
1/22	$10,515	$11,764	$10,665
2/22	$10,505	$11,722	$10,651
3/22	$10,486	$11,342	$10,563
4/22	$10,458	$11,028	$10,520
5/22	$10,476	$11,192	$10,600
6/22	$10,473	$11,008	$10,603
7/22	$10,494	$11,299	$10,661
8/22	$10,466	$11,052	$10,576
9/22	$10,451	$10,627	$10,485
10/22	$10,456	$10,539	$10,499
11/22	$10,506	$11,032	$10,620
12/22	$10,518	$11,064	$10,614
1/23	$10,571	$11,381	$10,704
2/23	$10,561	$11,124	$10,613
3/23	$10,608	$11,371	$10,727
4/23	$10,611	$11,345	$10,696
5/23	$10,626	$11,247	$10,684
6/23	$10,666	$11,359	$10,735
7/23	$10,693	$11,404	$10,758
8/23	$10,722	$11,240	$10,770
9/23	$10,729	$10,911	$10,725
10/23	$10,747	$10,818	$10,755
11/23	$10,821	$11,504	$10,911
12/23	$10,873	$11,772	$10,974
1/24	$10,891	$11,712	$10,971
2/24	$10,920	$11,727	$10,988
3/24	$10,939	$11,726	$10,987
4/24	$10,947	$11,581	$10,988
5/24	$10,977	$11,547	$11,015
6/24	$11,031	$11,724	$11,077
7/24	$11,084	$11,831	$11,150
8/24	$11,140	$11,924	$11,223
9/24	$11,170	$12,042	$11,258
10/24	$11,165	$11,867	$11,230
11/24	$11,206	$12,072	$11,274
12/24	$11,212	$11,896	$11,272
1/25	$11,262	$11,956	$11,331
2/25	$11,301	$12,074	$11,378
3/25	$11,307	$11,869	$11,390
4/25	$11,301	$11,774	$11,370
5/25	$11,352	$11,781	$11,425
6/25	$11,392	$11,855	$11,484
7/25	$11,441	$11,831	$11,542
8/25	$11,468	$11,934	$11,589
9/25	$11,496	$12,210	$11,598
10/25	$11,499	$12,361	$11,591
11/25	$11,525	$12,390	$11,624
12/25	$11,564	$12,401	$11,662
1/26	$11,610	$12,517	$11,728
2/26	$11,646	$12,673	$11,776
3/26	$11,623	$12,379	$11,736

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Advisers Class	2.80%	2.00%	1.51%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1 Year Municipal Bond Index	3.04%	1.82%	1.61%
Footnote	Description
Footnote[1]	Advisers Class performance prior to 11/20/20 is linked to Class A. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 348,197,805
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 780,106
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$348,197,805
# of Portfolio Holdings	159
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$780,106

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.7%
Special Tax Revenue	5.9%
Electric Utilities	6.3%
Transportation	8.3%
Housing	8.3%
Other Revenue	9.8%
Water and Sewer	10.1%
Hospital	10.3%
Industrial Development Revenue	11.5%
General Obligations	21.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.0%
BB	1.6%
BBB	5.2%
A	28.2%
AA	47.5%
AAA	13.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013046
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Ultra-Short Municipal Income Fund
Class Name	Class A
Trading Symbol	EXFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1 Year Municipal Bond Index (the Index):

↓ Security selection in the electric utilities sector detracted from Fund performance relative to the Index during the period

↓ Security selection in the special tax sector detracted from Fund returns relative to the Index during the period

↓ An out-of-Index allocation to variable-rate demand notes detracted from performance relative to the Index during the period

↑ An out-of-Index allocation in the 3-year (2–4) maturity range contributed to performance relative to the Index during the period

↑ An overweight exposure and security selection in bonds with coupon rates between 0.01% and 3.99% contributed to Index-relative returns during the period

↑ An allocation to floating-rate notes contributed to performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
3/16	$10,000	$10,000	$10,000
4/16	$9,793	$10,074	$10,011
5/16	$9,790	$10,101	$10,016
6/16	$9,816	$10,261	$10,034
7/16	$9,832	$10,268	$10,051
8/16	$9,817	$10,282	$10,036
9/16	$9,814	$10,230	$10,015
10/16	$9,830	$10,123	$10,022
11/16	$9,814	$9,745	$9,978
12/16	$9,819	$9,860	$9,998
1/17	$9,824	$9,925	$10,034
2/17	$9,839	$9,994	$10,067
3/17	$9,844	$10,015	$10,067
4/17	$9,851	$10,088	$10,083
5/17	$9,868	$10,248	$10,102
6/17	$9,874	$10,211	$10,093
7/17	$9,891	$10,294	$10,118
8/17	$9,897	$10,372	$10,140
9/17	$9,903	$10,320	$10,128
10/17	$9,920	$10,345	$10,129
11/17	$9,907	$10,289	$10,084
12/17	$9,927	$10,397	$10,090
1/18	$9,947	$10,275	$10,118
2/18	$9,965	$10,244	$10,136
3/18	$9,964	$10,282	$10,128
4/18	$9,976	$10,245	$10,119
5/18	$9,998	$10,362	$10,152
6/18	$10,008	$10,371	$10,188
7/18	$10,029	$10,396	$10,209
8/18	$10,031	$10,423	$10,206
9/18	$10,043	$10,356	$10,186
10/18	$10,046	$10,292	$10,195
11/18	$10,059	$10,406	$10,227
12/18	$10,073	$10,530	$10,265
1/19	$10,087	$10,610	$10,297
2/19	$10,100	$10,667	$10,321
3/19	$10,113	$10,835	$10,349
4/19	$10,127	$10,876	$10,357
5/19	$10,141	$11,026	$10,395
6/19	$10,155	$11,067	$10,427
7/19	$10,178	$11,156	$10,462
8/19	$10,190	$11,332	$10,476
9/19	$10,201	$11,241	$10,454
10/19	$10,213	$11,261	$10,484
11/19	$10,222	$11,289	$10,503
12/19	$10,242	$11,324	$10,518
1/20	$10,251	$11,527	$10,555
2/20	$10,260	$11,676	$10,577
3/20	$10,226	$11,252	$10,524
4/20	$10,097	$11,111	$10,548
5/20	$10,099	$11,465	$10,652
6/20	$10,153	$11,559	$10,652
7/20	$10,154	$11,754	$10,679
8/20	$10,187	$11,699	$10,681
9/20	$10,209	$11,701	$10,689
10/20	$10,200	$11,666	$10,680
11/20	$10,222	$11,842	$10,694
12/20	$10,244	$11,914	$10,703
1/21	$10,255	$11,990	$10,721
2/21	$10,277	$11,799	$10,717
3/21	$10,277	$11,872	$10,725
4/21	$10,288	$11,972	$10,732
5/21	$10,288	$12,008	$10,737
6/21	$10,288	$12,041	$10,736
7/21	$10,288	$12,140	$10,750
8/21	$10,288	$12,096	$10,747
9/21	$10,288	$12,009	$10,736
10/21	$10,288	$11,973	$10,734
11/21	$10,288	$12,075	$10,737
12/21	$10,288	$12,095	$10,736
1/22	$10,277	$11,764	$10,665
2/22	$10,267	$11,722	$10,651
3/22	$10,246	$11,342	$10,563
4/22	$10,218	$11,028	$10,520
5/22	$10,235	$11,192	$10,600
6/22	$10,233	$11,008	$10,603
7/22	$10,253	$11,299	$10,661
8/22	$10,226	$11,052	$10,576
9/22	$10,209	$10,627	$10,485
10/22	$10,227	$10,539	$10,499
11/22	$10,276	$11,032	$10,620
12/22	$10,287	$11,064	$10,614
1/23	$10,328	$11,381	$10,704
2/23	$10,330	$11,124	$10,613
3/23	$10,364	$11,371	$10,727
4/23	$10,367	$11,345	$10,696
5/23	$10,383	$11,247	$10,684
6/23	$10,421	$11,359	$10,735
7/23	$10,448	$11,404	$10,758
8/23	$10,476	$11,240	$10,770
9/23	$10,483	$10,911	$10,725
10/23	$10,511	$10,818	$10,755
11/23	$10,584	$11,504	$10,911
12/23	$10,624	$11,772	$10,974
1/24	$10,652	$11,712	$10,971
2/24	$10,670	$11,727	$10,988
3/24	$10,688	$11,726	$10,987
4/24	$10,707	$11,581	$10,988
5/24	$10,736	$11,547	$11,015
6/24	$10,789	$11,724	$11,077
7/24	$10,841	$11,831	$11,150
8/24	$10,884	$11,924	$11,223
9/24	$10,925	$12,042	$11,258
10/24	$10,909	$11,867	$11,230
11/24	$10,960	$12,072	$11,274
12/24	$10,966	$11,896	$11,272
1/25	$11,003	$11,956	$11,331
2/25	$11,042	$12,074	$11,378
3/25	$11,059	$11,869	$11,390
4/25	$11,053	$11,774	$11,370
5/25	$11,092	$11,781	$11,425
6/25	$11,131	$11,855	$11,484
7/25	$11,178	$11,831	$11,542
8/25	$11,216	$11,934	$11,589
9/25	$11,233	$12,210	$11,598
10/25	$11,247	$12,361	$11,591
11/25	$11,273	$12,390	$11,624
12/25	$11,299	$12,401	$11,662
1/26	$11,344	$12,517	$11,728
2/26	$11,380	$12,673	$11,776
3/26	$11,363	$12,379	$11,736

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	2.80%	2.04%	1.52%
Class A with 2.25% Maximum Sales Charge	0.53%	1.57%	1.29%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1 Year Municipal Bond Index	3.04%	1.82%	1.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 348,197,805
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 780,106
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$348,197,805
# of Portfolio Holdings	159
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$780,106

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.7%
Special Tax Revenue	5.9%
Electric Utilities	6.3%
Transportation	8.3%
Housing	8.3%
Other Revenue	9.8%
Water and Sewer	10.1%
Hospital	10.3%
Industrial Development Revenue	11.5%
General Obligations	21.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.0%
BB	1.6%
BBB	5.2%
A	28.2%
AA	47.5%
AAA	13.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000091009
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Ultra-Short Municipal Income Fund
Class Name	Class I
Trading Symbol	EILMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1 Year Municipal Bond Index (the Index):

↓ Security selection in the electric utilities sector detracted from Fund performance relative to the Index during the period

↓ Security selection in the special tax sector detracted from Fund returns relative to the Index during the period

↓ An out-of-Index allocation to variable-rate demand notes detracted from performance relative to the Index during the period

↑ An out-of-Index allocation in the 3-year (2–4) maturity range contributed to performance relative to the Index during the period

↑ An overweight exposure and security selection in bonds with coupon rates between 0.01% and 3.99% contributed to Index-relative returns during the period

↑ An allocation to floating-rate notes contributed to performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
3/16	$1,000,000	$1,000,000	$1,000,000
4/16	$1,001,923	$1,007,353	$1,001,110
5/16	$1,001,783	$1,010,078	$1,001,615
6/16	$1,004,591	$1,026,147	$1,003,352
7/16	$1,006,336	$1,026,773	$1,005,108
8/16	$1,006,018	$1,028,159	$1,003,596
9/16	$1,004,801	$1,023,027	$1,001,455
10/16	$1,006,565	$1,012,295	$1,002,162
11/16	$1,005,020	$974,541	$997,808
12/16	$1,005,626	$985,982	$999,773
1/17	$1,007,349	$992,482	$1,003,412
2/17	$1,007,976	$999,374	$1,006,709
3/17	$1,008,635	$1,001,543	$1,006,697
4/17	$1,009,451	$1,008,810	$1,008,300
5/17	$1,011,279	$1,024,821	$1,010,185
6/17	$1,012,025	$1,021,145	$1,009,327
7/17	$1,013,886	$1,029,407	$1,011,752
8/17	$1,014,658	$1,037,241	$1,014,029
9/17	$1,016,484	$1,031,967	$1,012,820
10/17	$1,018,369	$1,034,486	$1,012,919
11/17	$1,016,119	$1,028,947	$1,008,350
12/17	$1,018,210	$1,039,702	$1,009,016
1/18	$1,021,455	$1,027,461	$1,011,825
2/18	$1,022,364	$1,024,391	$1,013,561
3/18	$1,022,461	$1,028,172	$1,012,809
4/18	$1,024,845	$1,024,503	$1,011,889
5/18	$1,026,133	$1,036,235	$1,015,228
6/18	$1,028,393	$1,037,119	$1,018,800
7/18	$1,029,605	$1,039,636	$1,020,920
8/18	$1,030,990	$1,042,306	$1,020,552
9/18	$1,031,312	$1,035,558	$1,018,596
10/18	$1,032,799	$1,029,181	$1,019,494
11/18	$1,034,308	$1,040,572	$1,022,697
12/18	$1,034,821	$1,053,031	$1,026,541
1/19	$1,037,360	$1,060,991	$1,029,733
2/19	$1,038,823	$1,066,672	$1,032,069
3/19	$1,040,307	$1,083,534	$1,034,892
4/19	$1,040,854	$1,087,606	$1,035,655
5/19	$1,043,500	$1,102,600	$1,039,511
6/19	$1,045,053	$1,106,671	$1,042,725
7/19	$1,047,543	$1,115,590	$1,046,161
8/19	$1,047,840	$1,133,187	$1,047,637
9/19	$1,049,149	$1,124,103	$1,045,439
10/19	$1,051,517	$1,126,118	$1,048,447
11/19	$1,052,600	$1,128,934	$1,050,267
12/19	$1,053,767	$1,132,381	$1,051,820
1/20	$1,055,883	$1,152,726	$1,055,526
2/20	$1,056,894	$1,167,591	$1,057,665
3/20	$1,052,469	$1,125,239	$1,052,397
4/20	$1,040,409	$1,111,117	$1,054,822
5/20	$1,039,672	$1,146,463	$1,065,247
6/20	$1,046,416	$1,155,899	$1,065,236
7/20	$1,046,691	$1,175,367	$1,067,906
8/20	$1,049,102	$1,169,852	$1,068,080
9/20	$1,051,512	$1,170,100	$1,068,879
10/20	$1,051,782	$1,166,586	$1,068,019
11/20	$1,054,184	$1,184,190	$1,069,356
12/20	$1,055,509	$1,191,404	$1,070,310
1/21	$1,057,913	$1,198,996	$1,072,078
2/21	$1,059,189	$1,179,946	$1,071,725
3/21	$1,060,448	$1,187,223	$1,072,500
4/21	$1,061,653	$1,197,181	$1,073,239
5/21	$1,061,747	$1,200,753	$1,073,668
6/21	$1,061,800	$1,204,050	$1,073,612
7/21	$1,061,847	$1,214,036	$1,074,958
8/21	$1,061,911	$1,209,580	$1,074,737
9/21	$1,061,993	$1,200,851	$1,073,620
10/21	$1,062,081	$1,197,340	$1,073,388
11/21	$1,062,144	$1,207,533	$1,073,698
12/21	$1,062,227	$1,209,481	$1,073,609
1/22	$1,061,278	$1,176,374	$1,066,507
2/22	$1,060,494	$1,172,159	$1,065,138
3/22	$1,057,664	$1,134,161	$1,056,276
4/22	$1,056,020	$1,102,791	$1,052,017
5/22	$1,057,927	$1,119,173	$1,060,029
6/22	$1,057,850	$1,100,843	$1,060,335
7/22	$1,058,994	$1,129,929	$1,066,057
8/22	$1,057,383	$1,105,165	$1,057,617
9/22	$1,055,818	$1,062,748	$1,048,512
10/22	$1,056,655	$1,053,910	$1,049,865
11/22	$1,061,865	$1,103,205	$1,061,967
12/22	$1,064,258	$1,106,363	$1,061,441
1/23	$1,068,656	$1,138,144	$1,070,350
2/23	$1,068,942	$1,112,408	$1,061,302
3/23	$1,072,643	$1,137,090	$1,072,696
4/23	$1,073,083	$1,134,492	$1,069,590
5/23	$1,074,801	$1,124,661	$1,068,423
6/23	$1,078,915	$1,135,927	$1,073,510
7/23	$1,081,814	$1,140,421	$1,075,820
8/23	$1,084,895	$1,124,003	$1,076,984
9/23	$1,085,760	$1,091,060	$1,072,542
10/23	$1,088,817	$1,081,775	$1,075,496
11/23	$1,095,318	$1,150,447	$1,091,075
12/23	$1,100,719	$1,177,186	$1,097,449
1/24	$1,102,648	$1,171,174	$1,097,088
2/24	$1,105,755	$1,172,678	$1,098,779
3/24	$1,107,782	$1,172,641	$1,098,703
4/24	$1,109,895	$1,158,118	$1,098,838
5/24	$1,111,950	$1,154,721	$1,101,496
6/24	$1,117,516	$1,172,420	$1,107,723
7/24	$1,123,036	$1,183,106	$1,115,008
8/24	$1,128,830	$1,192,437	$1,122,316
9/24	$1,132,034	$1,204,223	$1,125,844
10/24	$1,131,722	$1,186,664	$1,123,030
11/24	$1,135,959	$1,207,162	$1,127,445
12/24	$1,136,690	$1,189,588	$1,127,177
1/25	$1,141,916	$1,195,550	$1,133,088
2/25	$1,146,066	$1,207,404	$1,137,844
3/25	$1,146,747	$1,186,941	$1,139,038
4/25	$1,147,497	$1,177,379	$1,137,045
5/25	$1,151,646	$1,178,135	$1,142,474
6/25	$1,155,867	$1,185,469	$1,148,388
7/25	$1,160,909	$1,183,075	$1,154,222
8/25	$1,163,824	$1,193,358	$1,158,898
9/25	$1,166,882	$1,220,994	$1,159,792
10/25	$1,167,287	$1,236,137	$1,159,146
11/25	$1,171,320	$1,238,973	$1,162,436
12/25	$1,174,147	$1,240,088	$1,166,236
1/26	$1,178,999	$1,251,726	$1,172,752
2/26	$1,182,850	$1,267,326	$1,177,553
3/26	$1,180,643	$1,237,891	$1,173,646

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	2.96%	2.17%	1.67%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1 Year Municipal Bond Index	3.04%	1.82%	1.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 348,197,805
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 780,106
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$348,197,805
# of Portfolio Holdings	159
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$780,106

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.7%
Special Tax Revenue	5.9%
Electric Utilities	6.3%
Transportation	8.3%
Housing	8.3%
Other Revenue	9.8%
Water and Sewer	10.1%
Hospital	10.3%
Industrial Development Revenue	11.5%
General Obligations	21.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.0%
BB	1.6%
BBB	5.2%
A	28.2%
AA	47.5%
AAA	13.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122